Goodwill and intangible assets with indefinite useful lives (Details) - EUR (€) € in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 11,097	€ 14,614	€ 11,065
Intangible assets with indefinite useful life	3,202		3,192
Intangible assets and goodwill	€ 14,299		€ 14,257